Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of significant accounting policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives

Estimated useful lives
Servers, computers and equipment	3 years
Furniture, fixtures and office equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of lease term or 5 years

Useful lives of finite-lived intangible assets

Estimated useful lives
Game licenses	1-5 years
Software licenses	2-3 years
Capitalized development costs for internally generated software	1-2 years
Game engine	3 years